Reserve for Share-Based Payments	6 Months Ended
Dec. 31, 2025
Reserve For Share-based Payments
Reserve for Share-Based Payments

20.	Reserve for Share-Based Payments

The Company maintains the Option Plan whereby certain key officers, directors and consultants may be granted stock options for common shares of the Company. The maximum number of common shares that are issuable under the Option Plan is limited to 185,133 common shares. Under the Option Plan, the exercise price of each option may not be lower than the greater of the closing price of the Company’s shares on the trading day prior to the grant date or the grant date itself, whichever is higher. Vesting of options is determined at the discretion of the Board. As at December 31, 2025, the Company had 118,996 common shares available for issuance under the Option Plan.

The following summarizes the stock option activity for the six months ended December 31, 2025, and the year ended June 30, 2025:

	December 31, 2025		June 30, 2025
		Weighted average		Weighted average
	Number of options	exercise price	Number of options	exercise price
	#	$	#	$
Opening Balance	62,137	USD 5.00	62,137	USD 5.00
Granted	4,000	USD 5.00	—	—
Ending Balance	66,137	USD 5.00	62,137	USD 5.00

Option activities for the six months ended December 31, 2025

On July 21, 2025, the Board of Directors approved the repricing of all outstanding stock options to a revised exercise price of US $5.00 per option. The repricing applied to all option holders on a consistent basis. Management assessed the impact of the repricing and determined that the revised exercise price did not result in any incremental fair value being conveyed to option holders. Accordingly, no additional share-based payment expense has been recognized in relation to this repricing.

On July 21, 2025, the Company granted 4,000 options to a director. The options are exercisable at a price of US $5.00 per common share until January 30, 2028 and vested immediately on grant. The options were valued using Black-Scholes with the following assumptions: expected volatility of 422.48%, expected dividend yield of 0%, risk-free interest rate of 2.81%, and an expected life of 2.53 years. The grant date fair value attributable to these options of $23,095 was recorded as stock-based compensation.

Option activities for the year ended June 30, 2025

On January 9, 2025, the Board of Directors approved the repricing of all outstanding stock options to a revised exercise price of US $19.50 per option (subsequently repriced to US $5.00). The repricing applied to all option holders on a consistent basis. Management assessed the impact of the repricing and determined that the revised exercise price did not result in any incremental fair value being conveyed to option holders. Accordingly, no additional share-based payment expense has been recognized in relation to this repricing.

The following table summarizes information of stock options outstanding and exercisable as at December 31, 2025:

				Weighted average
	Number of options	Number of options		remaining
Date of expiry	outstanding	exercisable	Exercise price	contractual life
	#	#	$	Years
July 17, 2026	19,231	19,231	USD 5.00	0.54
November 18, 2026	7,521	7,521	USD 5.00	0.88
January 30, 2028	27,077	27,077	USD 5.00	2.08
May 24, 2029	12,308	12,308	USD 5.00	3.40
	66,137	66,137	USD 5.00	1.74